Fees Summary	Jan. 06, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 3,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	483,350.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 483,350.00
Narrative - Max Aggregate Offering Price	$ 3,500,000,000.00
Narrative - Max Aggregate Offering Amount | shares	0
Final Prospectus	true